Property, Plant And Equipment (Schedule of property, plant and equipment, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 9,228
Balance	14,132	$ 9,228
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	16,364	8,829
Additions	5,670	7,534
Disposals	(948)
Foreign currency translation	2	1
Balance	21,084	16,364
Cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	319	293
Additions	25	25
Disposals	(11)
Foreign currency translation	2	1
Balance	331	319
Cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	12,403	5,091
Additions	5,395	7,312
Disposals	(846)
Foreign currency translation	0	0
Balance	16,952	12,403
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	267	166
Additions	174	101
Disposals	(91)
Foreign currency translation	0	0
Balance	350	267
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,375	3,279
Additions	76	96
Disposals	0
Foreign currency translation	0	0
Balance	3,451	3,375
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(7,136)	(6,463)
Additions	753	672
Disposals	935
Foreign currency translation	2	(1)
Balance	(6,952)	(7,136)
Accumulated Depreciation [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(184)	(157)
Additions	23	26
Disposals	(11)
Foreign currency translation	2	(1)
Balance	(194)	(184)
Accumulated Depreciation [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(4,266)	(3,818)
Additions	495	448
Disposals	(833)
Foreign currency translation	0	0
Balance	(3,928)	(4,266)
Accumulated Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(155)	(97)
Additions	65	58
Disposals	91
Foreign currency translation	0	0
Balance	(129)	(155)
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(2,531)	(2,391)
Additions	170	140
Disposals	0
Foreign currency translation	0	0
Balance	(2,701)	(2,531)
Depreciated cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	9,228
Balance	14,132	9,228
Depreciated cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	135
Balance	137	135
Depreciated cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	8,137
Balance	13,024	8,137
Depreciated cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	112
Balance	221	112
Depreciated cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	844
Balance	$ 750	$ 844